Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) Note	Jun. 30, 2018 USD ($) Note	Jun. 30, 2019 USD ($) Note shares	Jun. 30, 2018 USD ($) Note shares	Dec. 31, 2018 USD ($) Note shares	Dec. 31, 2017 USD ($) Note shares	Jan. 01, 2019 USD ($)
Significant Accounting Policies [Line Items]
FDIC limit of insurable cash	$ 250,000		$ 250,000		$ 250,000
Letters of credit outstanding, amount	185,380		185,380		164,720	$ 243,380
Allowance for doubtful accounts receivable	$ 22,309		$ 22,309		$ 18,332	$ 31,278
Number of individual customers accounting for more than 10% of revenue | Note	1	1	1	1	1	1
Number of individual customers accounting for more than 10% of accounts receivable | Note	1		1		1	1
Inventory valuation reserves	$ 114,327		$ 114,327		$ 71,270	$ 155,507
Amortization of intangible assets	66,954	$ 66,954	133,908	$ 133,908	267,816	267,816
Impairment of finite-lived intangible assets	0	0	0	0	0	0
Goodwill	600,814		600,814		600,814	$ 600,814
Impairment of goodwill	0	$ 0	$ 0	$ 0	$ 0
Antidilutive securities excluded from computation of earnings per share, amount | shares			4,000,000	3,800,000	37	16
Operating lease right of use asset	1,381,830		$ 1,381,830		$ 0		$ 2,200,000
Operating lease liability	$ 2,030,669		$ 2,030,669				$ 2,500,000
Domestic Country [Member]
Significant Accounting Policies [Line Items]
Operating loss carryforwards					$ 178,200,000	$ 165,981,195
Operating loss carryforwards, expiration terms			begin to expire in 2022		begin to expire in 2022
Customer Relationships [Member]
Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life			7 years		7 years
Developed Technology Rights [Member]
Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life			7 years		7 years
Trademarks And Trade Names [Member]
Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life			10 years		10 years
Accounting Standards Update201602 [Member]
Significant Accounting Policies [Line Items]
Impairment charge			$ 520,759
Maximum [Member]
Significant Accounting Policies [Line Items]
Accounts receivable period due			60 days		60 days
Minimum [Member]
Significant Accounting Policies [Line Items]
Accounts receivable period due			30 days		30 days
Customer One [Member] | Sales Revenue Net [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage	50.00%	19.00%			17.00%	11.00%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage			65.00%		12.00%	41.00%
Customer Two [Member] | Sales Revenue Net [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage			49.00%	21.00%